Investments (Tables)	12 Months Ended
Dec. 31, 2019
Investments
Schedule of investment balances

	As of December 31,
	2018	2019	2019
	RMB	RMB	USD
Short-term investments
- Debt securities - held-to-maturity investments	4,723,612	—	—
Total short-term investments	4,723,612	—	—
Long-term investments
- Equity securities without readily determinable fair values	58,950,000	228,950,000	32,886,610
Total investments	63,673,612	228,950,000	32,886,610